Consolidated Schedule of Investments (unaudited)
July 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Banco Santander SA
4.40%, 06/02/26	$1,290	$1,289,404
4.42%, 02/02/26	5,000	5,002,641
4.44%, 05/26/26	3,710	3,708,735
Bank of Montreal/Chicago, 4.61%, 02/20/26, (1-day SOFR + 0.300%)(a)	4,720	4,721,304
Bank of Nova Scotia/Houston, 4.59%, 03/18/26, (1-day SOFR + 0.270%)(a)	5,380	5,381,861
Bayerische Landesbank (New York Branch), 4.50%, 08/14/25	7,000	7,000,099
BNP Paribas SA/New York
4.20%, 10/02/25	5,810	5,806,392
4.57%, 11/20/25, (1-day SOFR + 0.290%)(a)	6,300	6,301,520
Canadian Imperial Bank of Commerce, 4.50%, 10/09/25	5,870	5,869,374
Canadian Imperial Bank of Commerce/New York
4.62%, 02/09/26, (1-day SOFR + 0.300%)(a)	4,450	4,452,641
4.63%, 02/06/26, (1-day SOFR + 0.300%)(a)	2,000	2,001,307
Citibank NA
4.65%, 01/22/26, (1-day SOFR + 0.290%)(a)	4,600	4,600,728
4.70%, 09/19/25, (1-day SOFR + 0.340%)(a)	6,000	6,001,871
Cooperatieve Rabobank UA/NY, 4.58%, 04/08/26	2,500	2,499,978
Deutsche Bank AG/New York NY, 4.40%, 07/22/26	3,030	3,028,591
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 4.46%, 09/25/25	3,920	3,920,038
Korea Development Bank (The), 4.48%, 04/29/26	4,010	4,012,350
Landesbank Baden-Wuerttemberg/New York, 4.50%, 08/14/25	6,350	6,350,113
Lloyds Bank, 4.32%, 07/16/26	4,080	4,076,192
Mizuho Bank Ltd./New York
4.60%, 11/07/25	5,470	5,468,991
4.66%, 10/10/25, (1-day SOFR + 0.300%)(a)	3,160	3,160,898
MUFG Bank Ltd./New York
4.50%, 08/15/25	4,000	4,000,095
4.61%, 12/03/25, (1-day SOFR + 0.370%)(a)	1,300	1,300,207
MUFG Bank Ltd/New York NY, 4.57%, 02/13/26(a)	4,950	4,949,911
Natixis SA/New York NY, 4.38%, 07/16/26	1,380	1,379,524
Oversea-Chinese Banking Corp Ltd./New York, 4.44%, 09/15/25	6,350	6,349,620
Royal Bank of Canada, 4.60%, 11/25/25	6,000	6,001,741
Standard Chartered Bank (New York Branch), 4.60%, 02/11/26	4,630	4,630,569
Sumitomo Mitsui Financial Group Inc.
4.40%, 06/04/26	3,650	3,647,414
4.45%, 03/10/26	5,060	5,059,365
Sumitomo Mitsui Trust NY, 4.55%, 01/14/26(a)	5,000	5,000,610
Svenska Handelsbanken AB/New York, 4.67%, 01/13/26, (1-day SOFR + 0.310%)(a)	1,590	1,590,781
Svenska Handelsbanken/New York, 4.58%, 02/20/26, (1-day SOFR + 0.340%)(a)	5,000	5,000,654
Toronto Dominion Bank, 4.42%, 09/23/25	2,000	1,999,952
Toronto-Dominion Bank, 4.54%, 03/04/26	4,720	4,721,003
Toronto-Dominion Bank/NY, 4.71%, 06/04/26, (1-day SOFR + 0.350%)(a)	4,000	4,002,175
Total Certificates of Deposit — 24.7% (Cost: $154,279,600)		154,288,649
Security	Par (000)	Value
Commercial Paper
AbbVie Inc., 4.61%, 09/16/25	$5,030	$4,999,877
Ameren Corp., 4.49%, 08/05/25	2,500	2,498,443
American Honda Finance Corp., 4.62%, 09/05/25	6,160	6,131,652
ANZ New Zealand Int'l Ltd./London, 4.32%, 10/28/25	5,020	4,966,994
Aquitaine Funding Co. LLC, 4.46%, 09/04/25	5,500	5,476,241
Australia & New Zealand Banking Group Ltd., 4.50%, 11/17/25, (1-day SOFR + 0.250%)(a)(b)	6,000	6,001,622
Bank of New York Mellon (The), 4.66%, 03/26/26, (1-day SOFR + 0.310%)(a)	2,750	2,749,747
Canadian National Railway Co., 4.43%, 08/08/25	5,000	4,995,088
Chevron Corp., 4.36%, 01/06/26	5,180	5,082,149
Concord Minutemen Capital Co. LLC
4.45%, 12/03/25	4,240	4,175,541
4.45%, 12/08/25	5,170	5,088,290
4.64%, 01/05/26, (1-day SOFR + 0.380%)(a)(b)	3,570	3,571,689
Credit Agricole Corporate and Investment Bank/New York, 4.42%, 02/20/26	1,920	1,873,040
CRH America Finance Inc.
4.61%, 09/15/25	4,960	4,930,935
4.64%, 10/01/25	5,000	4,960,378
Danske Bank A/S
4.44%, 10/27/25	4,600	4,550,630
4.46%, 02/12/26	6,550	6,394,834
DBS Bank Ltd., 4.37%, 09/16/25	6,440	6,403,440
DNB Bank ASA, 4.36%, 10/08/25	6,300	6,247,806
Duke Energy Corp., 4.52%, 08/11/25	5,800	5,791,998
E.ON SE, 4.54%, 08/04/25	5,000	4,997,477
eBay Inc., 4.64%, 10/01/25	1,420	1,408,747
EssilorLuxottica SA, 4.33%, 09/03/25	5,460	5,437,768
Glencore Funding LLC, 4.58%, 08/19/25	6,500	6,484,332
HSBC Bank PLC, 4.66%, 02/24/26, (1-day SOFR + 0.250%)(a)(b)	1,000	1,000,169
HSBC USA Inc., 4.53%, 06/09/26	3,220	3,097,952
ING U.S. Funding LLC
4.48%, 10/03/25, (1-day SOFR + 0.250%)(a)	5,810	5,811,167
4.50%, 10/17/25, (1-day SOFR + 0.250%)(a)	6,250	6,251,199
Intrepid Funding Co LLC, 4.45%, 11/14/25	5,040	4,974,863
Ionic Funding LLC, 4.43%, 08/27/25	6,530	6,508,382
JP Morgan Securities LLC, 4.53%, 11/04/25, (1-day SOFR + 0.390%)(a)(b)	5,420	5,422,983
Korea Development Bank (The), 4.37%, 09/02/25	6,200	6,175,261
Lime Funding LLC, 4.36%, 08/07/25	3,403	3,400,115
Lloyds Bank PLC, 4.44%, 02/23/26	3,500	3,412,939
LSEGA Financing PLC, 4.45%, 08/04/25	6,500	6,496,789
Macquarie Bank Ltd.
4.41%, 08/15/25, (1-day SOFR + 0.260%)(a)(b)	2,750	2,750,324
4.41%, 07/20/26	4,590	4,399,112
4.67%, 03/20/26, (1-day SOFR + 0.300%)(a)(b)	1,830	1,830,207
Mars Inc., 4.36%, 08/28/25	6,500	6,478,017
Mitsubishi Corp. Americas, 4.35%, 08/18/25	3,000	2,993,491
Mondelez International Inc., 4.54%, 08/11/25	2,890	2,885,995
National Bank of Canada
4.41%, 11/04/25	1,860	1,838,384
4.67%, 03/20/26, (1-day SOFR + 0.290%)(a)(b)	5,450	5,450,254
Nutrien Ltd., 4.59%, 08/05/25	2,000	1,998,727
PPG Industries Inc.
4.58%, 08/13/25	3,250	3,244,639
4.58%, 08/14/25	6,310	6,298,783
Pure Grove Funding, 4.47%, 11/18/25	5,170	5,100,387
Royal Bank of Canada, 4.39%, 10/03/25	8,450	8,384,584

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Salisbury Receivables Co. LLC
4.34%, 08/01/25	$6,800	$6,799,180
4.41%, 09/22/25	4,280	4,252,372
Societe Generale SA, 4.42%, 02/02/26	4,910	4,800,372
Standard Chartered Bank/New York, 4.45%, 05/21/26	5,150	4,969,287
Swedbank AB, 4.51%, 10/01/25, (1-day SOFR + 0.170%)(a)(b)	5,890	5,891,728
United Overseas Bank Ltd., 4.44%, 09/17/25, (1-day SOFR + 0.440%)(a)(b)	5,640	5,640,519
Total Commercial Paper — 40.6% (Cost: $252,027,303)		253,776,899
U.S. Treasury Obligations(c)
U.S. Treasury Bill
4.08%, 07/09/26	5,000	4,812,814
4.13%, 05/14/26	7,500	7,260,588
4.24%, 10/30/25	10,000	9,894,013
4.32%, 08/05/25	14,000	13,993,285
4.34%, 09/04/25	10,000	9,959,606
4.35%, 10/02/25	30,000	29,780,464
4.35%, 10/23/25	7,000	6,931,551
4.39%, 11/28/25	5,000	4,930,374
Total U.S. Treasury Obligations — 14.0% (Cost: $85,948,028)		87,562,695
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	84,392,360	$84,392,359
Total Money Market Funds — 13.5% (Cost: $84,392,360)		84,392,359
Total Investments — 92.8% (Cost: $576,647,291)		580,020,602
Other Assets Less Liabilities — 7.2%		45,295,248
Net Assets — 100.0%		$625,315,850

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$86,382,360	$—	$(1,990,001)(a)	$—	$—	$84,392,359	84,392,360	$2,471,802	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil	1,627	08/20/25	$112,686	$4,591,571
Brent Crude Oil	1,588	08/29/25	113,860	4,944,735
NY Harbor ULSD	242	08/29/25	24,352	198,349
Corn	1,307	09/12/25	25,748	(3,164,225)
KC HRW Wheat	258	09/12/25	6,789	(246,534)
Cocoa	80	09/15/25	6,805	(579,298)
Lead	68	09/15/25	3,318	(133,075)
LME Copper	141	09/15/25	33,816	(301,231)
RBOB Gasoline	248	09/30/25	21,111	(116,981)
LME PRI Aluminum	404	10/13/25	25,902	(346,556)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Lean Hogs	470	10/14/25	$16,840	$1,117,262
Cattle Feeder	112	10/30/25	18,490	620,604
Live Cattle	412	10/31/25	36,775	918,891
Soybean	374	11/14/25	18,499	(780,721)
Low Sulphur Gas	472	12/11/25	31,801	2,453,599
wheat	545	12/12/25	14,783	(872,548)
LME Zinc	78	12/15/25	5,397	170,936
Silver	24	12/29/25	4,463	541,661
Natural Gas	631	02/25/26	23,921	(1,416,958)
Cotton	161	03/09/26	5,522	(53,265)
Coffee	88	03/19/26	9,306	(1,535,728)
Sugar	511	04/30/26	9,541	(160,910)
Gold 100 OZ	148	06/26/26	50,678	(661,709)
LME Nickel	55	12/14/26	5,190	(504,690)
				$4,683,179
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$154,288,649	$—	$154,288,649
Commercial Paper	—	253,776,899	—	253,776,899
U.S. Treasury Obligations	—	87,562,695	—	87,562,695
Money Market Funds	84,392,359	—	—	84,392,359
	$84,392,359	$495,628,243	$—	$580,020,602
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$15,557,608	$—	$—	$15,557,608

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Commodity Contracts	$(10,874,429)	$—	$—	$(10,874,429)
	$4,683,179	$—	$—	4,683,179

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate